DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments
December 31, 2012
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,639,337	182,963

December 31, 2013
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	351,523	475,973

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations
	Amount of (loss) gain on Derivatives Recognized in Income Year Ended December 31			Location of (loss) gain Recognized in
Derivative Type	2011	2012	2013	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	(11,393,346)	8,541,721	2,180,418	Derivatives (loss) gain